Ordinary Share Subject to Possible Redemption (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Ordinary Share Subject To Possible Redemption [Abstract]
Schedule of shares were redeemed by a number of shareholders at a price
	For the Three Months Ended March 31, 2022	For the Year Ended December 31, 2021
Total ordinary shares issued	5,975,000	5,975,000
Share issued classified as equity	(1,375,000)	(1,375,000)
Share redemption	(953,393)	(953,393)
Ordinary shares, subject to possible redemption	3,646,607	3,646,607

	For the Year Ended December 31,
	2021	2020
Total ordinary shares issued	5,975,000	5,975,000
Share issued classified as equity	(1,375,000)	(1,375,000)
Share redemption during the year	(953,393)	—
Change in value of ordinary shares subject to redemption	3,646,607	4,600,000